Schedule of Investments (unaudited)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Howmet Aerospace, Inc.	2,893	$ 114,013
TransDigm Group, Inc.	405	255,008
		369,021
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	923	84,510
Expeditors International of Washington, Inc.	1,247	129,588
FedEx Corp.	1,876	324,923
United Parcel Service, Inc., Class B	5,723	994,887
		1,533,908
Airlines — 0.2%
Alaska Air Group, Inc.(a)	1,013	43,498
American Airlines Group, Inc.(a)	5,071	64,503
Delta Air Lines, Inc.(a)	5,031	165,319
Southwest Airlines Co.	4,649	156,532
United Airlines Holdings, Inc.(a)	2,530	95,381
		525,233
Auto Components — 0.1%
Aptiv PLC(a)	2,127	198,087
BorgWarner, Inc.	1,831	73,698
		271,785
Automobiles — 1.5%
Ford Motor Co.	31,049	361,100
General Motors Co.	11,134	374,548
Tesla, Inc.(a)	21,056	2,593,678
		3,329,326
Banks — 3.8%
Bank of America Corp.	54,755	1,813,486
Citigroup, Inc.	15,200	687,496
Citizens Financial Group, Inc.	3,897	153,425
Comerica, Inc.	1,040	69,524
Fifth Third Bancorp	5,374	176,321
First Republic Bank	1,432	174,546
Huntington Bancshares, Inc.	11,344	159,950
JPMorgan Chase & Co.	23,012	3,085,909
KeyCorp	7,321	127,532
M&T Bank Corp.	1,354	196,411
PNC Financial Services Group, Inc.	3,160	499,090
Regions Financial Corp.	7,351	158,488
Signature Bank	486	55,997
SVB Financial Group(a)	460	105,864
Truist Financial Corp.	10,405	447,727
U.S. Bancorp	10,614	462,877
Zions Bancorp N.A.	1,161	57,075
		8,431,718
Beverages — 2.2%
Brown-Forman Corp., Class B, NVS	1,430	93,922
Coca-Cola Co.	30,535	1,942,331
Constellation Brands, Inc., Class A	1,272	294,786
Keurig Dr Pepper, Inc.	6,662	237,567
Molson Coors Beverage Co., Class B	1,452	74,807
Monster Beverage Corp.(a)	2,985	303,067
PepsiCo, Inc.	10,810	1,952,935
		4,899,415
Biotechnology — 2.8%
AbbVie, Inc.	13,873	2,242,016
Amgen, Inc.	4,186	1,099,411
Biogen, Inc.(a)	1,128	312,366
Gilead Sciences, Inc.	9,831	843,991
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(a)	1,441	$ 115,741
Moderna, Inc.(a)	2,587	464,677
Regeneron Pharmaceuticals, Inc.(a)	841	606,773
Vertex Pharmaceuticals, Inc.(a)	2,012	581,025
		6,266,000
Building Products — 0.5%
A O Smith Corp.	993	56,839
Allegion PLC	687	72,314
Carrier Global Corp.	6,602	272,333
Johnson Controls International PLC	5,399	345,536
Masco Corp.	1,767	82,466
Trane Technologies PLC	1,814	304,915
		1,134,403
Capital Markets — 3.5%
Ameriprise Financial, Inc.	833	259,371
Bank of New York Mellon Corp.	5,771	262,696
BlackRock, Inc.(b)	1,182	837,601
Cboe Global Markets, Inc.	809	101,505
Charles Schwab Corp.	11,971	996,705
CME Group, Inc., Class A	2,827	475,388
FactSet Research Systems, Inc.	298	119,561
Franklin Resources, Inc.	2,222	58,616
Goldman Sachs Group, Inc.	2,661	913,734
Intercontinental Exchange, Inc.	4,384	449,755
Invesco Ltd.	3,570	64,224
MarketAxess Holdings, Inc.	291	81,157
Moody’s Corp.	1,238	344,932
Morgan Stanley	10,332	878,427
MSCI, Inc., Class A	628	292,127
Nasdaq, Inc.	2,659	163,130
Northern Trust Corp.	1,630	144,239
Raymond James Financial, Inc.	1,522	162,626
S&P Global, Inc.	2,611	874,528
State Street Corp.	2,868	222,471
T Rowe Price Group, Inc.	1,758	191,727
		7,894,520
Chemicals — 2.0%
Air Products and Chemicals, Inc.	1,741	536,681
Albemarle Corp.	920	199,511
Celanese Corp., Class A	782	79,952
CF Industries Holdings, Inc.	1,538	131,038
Corteva, Inc.	5,616	330,108
Dow, Inc.	5,515	277,901
Eastman Chemical Co.	962	78,345
Ecolab, Inc.	1,935	281,659
FMC Corp.	990	123,552
International Flavors & Fragrances, Inc.	1,991	208,736
Linde PLC	3,876	1,264,274
LyondellBasell Industries NV, Class A	1,994	165,562
Mosaic Co.	2,707	118,756
PPG Industries, Inc.	1,838	231,110
Sherwin-Williams Co.	1,852	439,535
		4,466,720
Commercial Services & Supplies — 0.6%
Cintas Corp.	678	306,198
Copart, Inc.(a)	3,343	203,555
Republic Services, Inc.	1,609	207,545
Rollins, Inc.	1,824	66,649
Waste Management, Inc.	2,938	460,914
		1,244,861

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	1,931	$ 234,327
Cisco Systems, Inc.	32,225	1,535,199
F5, Inc.(a)	472	67,737
Juniper Networks, Inc.	2,531	80,891
Motorola Solutions, Inc.	1,315	338,888
		2,257,042
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,125	160,313
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	489	165,267
Vulcan Materials Co.	1,046	183,165
		348,432
Consumer Finance — 0.6%
American Express Co.	4,687	692,504
Capital One Financial Corp.	3,009	279,717
Discover Financial Services	2,145	209,845
Synchrony Financial	3,529	115,963
		1,298,029
Containers & Packaging — 0.3%
Amcor PLC	11,794	140,467
Avery Dennison Corp.	629	113,849
Ball Corp.	2,468	126,214
International Paper Co.	2,835	98,176
Packaging Corp. of America	728	93,118
Sealed Air Corp.	1,138	56,763
Westrock Co.	1,973	69,371
		697,958
Distributors — 0.2%
Genuine Parts Co.	1,112	192,943
LKQ Corp.	1,990	106,286
Pool Corp.	310	93,722
		392,951
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	14,134	4,365,993
Diversified Telecommunication Services — 1.1%
AT&T Inc.	55,869	1,028,548
Lumen Technologies, Inc.	7,335	38,289
Verizon Communications, Inc.	32,975	1,299,215
		2,366,052
Electric Utilities — 1.2%
Constellation Energy Corp.	2,565	221,129
Edison International	2,979	189,524
Entergy Corp.	1,588	178,650
Eversource Energy	2,728	228,715
Exelon Corp.	7,783	336,459
FirstEnergy Corp.	4,258	178,581
NextEra Energy, Inc.	15,599	1,304,076
NRG Energy, Inc.	1,846	58,740
		2,695,874
Electrical Equipment — 0.7%
AMETEK, Inc.	1,802	251,775
Eaton Corp. PLC	3,126	490,626
Emerson Electric Co.	4,641	445,814
Generac Holdings, Inc.(a)	497	50,028
Rockwell Automation, Inc.	901	232,071
		1,470,314
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,668	355,421
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	1,065	$ 190,188
Corning, Inc.	5,940	189,724
Keysight Technologies, Inc.(a)	1,407	240,695
TE Connectivity Ltd.	2,509	288,033
Trimble, Inc.(a)	1,926	97,379
Zebra Technologies Corp., Class A(a)	409	104,872
		1,466,312
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	7,848	231,751
Halliburton Co.	7,150	281,353
Schlumberger Ltd.	11,129	594,956
		1,108,060
Entertainment — 1.5%
Activision Blizzard, Inc.	5,588	427,761
Electronic Arts, Inc.	2,071	253,035
Live Nation Entertainment, Inc.(a)	1,114	77,690
Netflix, Inc.(a)	3,495	1,030,606
Take-Two Interactive Software, Inc.(a)	1,233	128,392
Walt Disney Co.(a)	14,287	1,241,255
Warner Bros Discovery, Inc., Class A(a)	17,309	164,089
		3,322,828
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	1,172	170,725
American Tower Corp.	3,652	773,713
AvalonBay Communities, Inc.	1,091	176,218
Boston Properties, Inc.	1,113	75,216
Camden Property Trust	829	92,748
Crown Castle, Inc.	3,406	461,990
Digital Realty Trust, Inc.	2,252	225,808
Equinix, Inc.	727	476,207
Equity Residential	2,681	158,179
Essex Property Trust, Inc.	510	108,079
Extra Space Storage, Inc.	1,051	154,686
Federal Realty Investment Trust	565	57,088
Healthpeak Properties, Inc.	4,237	106,222
Host Hotels & Resorts, Inc.	5,645	90,602
Invitation Homes, Inc.	4,552	134,921
Iron Mountain, Inc.	2,252	112,262
Kimco Realty Corp.	4,870	103,147
Mid-America Apartment Communities, Inc.	904	141,919
Prologis, Inc.	7,242	816,391
Public Storage	1,240	347,436
Realty Income Corp.	4,914	311,695
Regency Centers Corp.	1,219	76,187
SBA Communications Corp.	845	236,862
Simon Property Group, Inc.	2,574	302,393
UDR, Inc.	2,394	92,720
Ventas, Inc.	3,134	141,187
VICI Properties, Inc.	7,554	244,750
Vornado Realty Trust	1,257	26,158
Welltower, Inc.	3,705	242,863
Weyerhaeuser Co.	5,785	179,335
		6,637,707
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	3,472	1,584,968
Kroger Co.	5,126	228,517
Sysco Corp.	3,974	303,812
Walgreens Boots Alliance, Inc.	5,612	209,665
		2,326,962

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 1.4%
Archer-Daniels-Midland Co.	4,303	$ 399,534
Campbell Soup Co.	1,587	90,062
Conagra Brands, Inc.	3,751	145,164
General Mills, Inc.	4,675	391,999
Hershey Co.	1,150	266,305
Hormel Foods Corp.	2,264	103,125
J M Smucker Co.	834	132,156
Kellogg Co.	1,999	142,409
Kraft Heinz Co.	6,250	254,437
Lamb Weston Holdings, Inc.	1,124	100,441
McCormick & Co., Inc., NVS	1,978	163,956
Mondelez International, Inc., Class A	10,720	714,488
Tyson Foods, Inc., Class A	2,250	140,062
		3,044,138
Gas Utilities — 0.0%
Atmos Energy Corp.	1,088	121,932
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	13,685	1,502,476
Align Technology, Inc.(a)	574	121,057
Baxter International, Inc.	3,939	200,771
Becton Dickinson and Co.	2,236	568,615
Boston Scientific Corp.(a)	11,219	519,103
Cooper Cos., Inc.	388	128,300
DENTSPLY SIRONA, Inc.	1,674	53,300
Dexcom, Inc.(a)	3,026	342,664
Edwards Lifesciences Corp.(a)	4,844	361,411
Hologic, Inc.(a)	1,971	147,450
IDEXX Laboratories, Inc.(a)	648	264,358
Intuitive Surgical, Inc.(a)	2,771	735,285
Medtronic PLC	10,426	810,309
ResMed, Inc.	1,154	240,182
STERIS PLC(c)	781	144,243
Stryker Corp.	2,641	645,698
Teleflex, Inc.	365	91,115
Zimmer Biomet Holdings, Inc.	1,639	208,972
		7,085,309
Health Care Providers & Services — 4.2%
AmerisourceBergen Corp.	1,269	210,286
Cardinal Health, Inc.	2,054	157,891
Centene Corp.(a)	4,437	363,878
Cigna Corp.	2,397	794,222
CVS Health Corp.	10,299	959,764
DaVita, Inc.(a)	438	32,705
Elevance Health, Inc.	1,872	960,280
HCA Healthcare, Inc.	1,663	399,053
Henry Schein, Inc.(a)	1,057	84,423
Humana, Inc.	994	509,117
Laboratory Corp. of America Holdings	693	163,188
McKesson Corp.	1,111	416,758
Molina Healthcare, Inc.(a)	459	151,571
Quest Diagnostics, Inc.	894	139,857
UnitedHealth Group, Inc.	7,331	3,886,750
Universal Health Services, Inc., Class B	503	70,868
		9,300,611
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.(a)	304	612,645
Caesars Entertainment, Inc.(a)	1,677	69,763
Carnival Corp.(a)(c)	7,905	63,715
Chipotle Mexican Grill, Inc.(a)	216	299,698
Darden Restaurants, Inc.	961	132,935
Domino’s Pizza, Inc.	283	98,031
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.(a)	1,190	$ 104,244
Hilton Worldwide Holdings, Inc.	2,122	268,136
Las Vegas Sands Corp.(a)	2,575	123,780
Marriott International, Inc., Class A	2,107	313,711
McDonald’s Corp.	5,742	1,513,190
MGM Resorts International	2,557	85,736
Norwegian Cruise Line Holdings Ltd.(a)(c)	3,259	39,890
Royal Caribbean Cruises Ltd.(a)	1,709	84,476
Starbucks Corp.	9,005	893,296
Wynn Resorts Ltd.(a)	809	66,718
Yum! Brands, Inc.	2,207	282,673
		5,052,637
Household Durables — 0.4%
DR Horton, Inc.	2,454	218,750
Garmin Ltd.	1,222	112,778
Lennar Corp., Class A	2,002	181,181
Mohawk Industries, Inc.(a)	406	41,501
Newell Brands, Inc.	2,888	37,775
NVR, Inc.(a)	24	110,702
PulteGroup, Inc.	1,797	81,818
Whirlpool Corp.	426	60,262
		844,767
Household Products — 1.8%
Church & Dwight Co., Inc.	1,915	154,368
Clorox Co.	957	134,296
Colgate-Palmolive Co.	6,550	516,074
Kimberly-Clark Corp.	2,653	360,145
Procter & Gamble Co.	18,589	2,817,349
		3,982,232
Industrial Conglomerates — 0.3%
General Electric Co.	8,570	718,080
Insurance — 2.8%
Aflac, Inc.	4,433	318,910
Allstate Corp.	2,077	281,641
American International Group, Inc.	5,822	368,183
Aon PLC, Class A	1,620	486,227
Arch Capital Group Ltd.(a)	2,897	181,874
Arthur J. Gallagher & Co.	1,655	312,034
Assurant, Inc.	407	50,899
Brown & Brown, Inc.	1,838	104,711
Chubb Ltd.	3,264	720,038
Cincinnati Financial Corp.	1,249	127,885
Everest Re Group Ltd.	310	102,694
Globe Life, Inc.	713	85,952
Hartford Financial Services Group, Inc.	2,493	189,044
Lincoln National Corp.	1,217	37,386
Loews Corp.	1,571	91,637
Marsh & McLennan Cos., Inc.	3,900	645,372
MetLife, Inc.	5,165	373,791
Principal Financial Group, Inc.	1,738	145,853
Progressive Corp.	4,589	595,239
Prudential Financial, Inc.	2,883	286,743
Travelers Cos., Inc.	1,838	344,607
W R Berkley Corp.	1,593	115,604
Willis Towers Watson PLC	847	207,159
		6,173,483
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A(a)	46,857	4,134,193
Alphabet, Inc., Class C, NVS(a)	41,539	3,685,755

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Match Group, Inc.(a)	2,229	$ 92,481
Meta Platforms, Inc., Class A(a)	17,640	2,122,798
		10,035,227
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(a)	69,627	5,848,668
eBay, Inc.	4,252	176,330
Etsy, Inc.(a)(c)	996	119,301
		6,144,299
IT Services — 5.0%
Accenture PLC, Class A	4,947	1,320,058
Akamai Technologies, Inc.(a)	1,253	105,628
Automatic Data Processing, Inc.	3,252	776,773
Broadridge Financial Solutions, Inc.	918	123,131
Cognizant Technology Solutions Corp., Class A	4,046	231,391
DXC Technology Co.(a)	1,800	47,700
EPAM Systems, Inc.(a)	447	146,500
Fidelity National Information Services, Inc.	4,652	315,638
Fiserv, Inc.(a)	4,978	503,126
FleetCor Technologies, Inc.(a)	590	108,371
Gartner, Inc.(a)	621	208,743
Global Payments, Inc.	2,117	210,260
International Business Machines Corp.	7,101	1,000,460
Jack Henry & Associates, Inc.	565	99,191
Mastercard, Inc., Class A	6,659	2,315,534
Paychex, Inc.	2,507	289,709
PayPal Holdings, Inc.(a)	8,935	636,351
VeriSign, Inc.(a)	735	150,998
Visa, Inc., Class A	12,827	2,664,938
		11,254,500
Leisure Products — 0.0%
Hasbro, Inc.	997	60,827
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	2,321	347,338
Bio-Rad Laboratories, Inc., Class A(a)	167	70,222
Bio-Techne Corp.	1,236	102,440
Charles River Laboratories International, Inc.(a)(c)	402	87,596
Danaher Corp.	5,136	1,363,197
Illumina, Inc.(a)	1,234	249,515
IQVIA Holdings, Inc.(a)	1,460	299,139
Mettler-Toledo International, Inc.(a)	174	251,508
PerkinElmer, Inc.	992	139,098
Thermo Fisher Scientific, Inc.	3,080	1,696,125
Waters Corp.(a)	471	161,355
West Pharmaceutical Services, Inc.	580	136,503
		4,904,036
Machinery — 2.1%
Caterpillar, Inc.	4,088	979,321
Cummins, Inc.	1,106	267,973
Deere & Co.	2,154	923,549
Dover Corp.	1,100	148,951
Fortive Corp.	2,795	179,579
IDEX Corp.	588	134,258
Illinois Tool Works, Inc.	2,191	482,677
Ingersoll Rand, Inc.	3,180	166,155
Nordson Corp.	420	99,843
Otis Worldwide Corp.	3,272	256,230
PACCAR, Inc.	2,735	270,683
Parker-Hannifin Corp.	1,008	293,328
Pentair PLC	1,287	57,889
Snap-on, Inc.	416	95,052
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	1,151	$ 86,463
Westinghouse Air Brake Technologies Corp.	1,426	142,329
Xylem, Inc.	1,420	157,010
		4,741,290
Media — 0.9%
Charter Communications, Inc., Class A(a)	840	284,844
Comcast Corp., Class A	33,806	1,182,196
DISH Network Corp., Class A(a)	1,927	27,055
Fox Corp., Class A, NVS	2,397	72,797
Fox Corp., Class B	1,136	32,319
Interpublic Group of Cos., Inc.	3,043	101,363
News Corp., Class A, NVS	3,041	55,346
News Corp., Class B	966	17,813
Omnicom Group, Inc.	1,602	130,675
Paramount Global, Class B, NVS	3,960	66,845
		1,971,253
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	11,208	425,904
Newmont Corp.	6,222	293,678
Nucor Corp.	2,011	265,070
		984,652
Multiline Retail — 0.5%
Dollar General Corp.	1,767	435,124
Dollar Tree, Inc.(a)	1,659	234,649
Target Corp.	3,607	537,587
		1,207,360
Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	4,898	146,891
Consolidated Edison, Inc.	2,789	265,819
Public Service Enterprise Group, Inc.	3,925	240,485
Sempra Energy	2,474	382,332
		1,035,527
Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan, Inc.	15,552	281,180
Marathon Petroleum Corp.	3,671	427,268
ONEOK, Inc.	3,507	230,410
Phillips 66	3,706	385,720
Targa Resources Corp.	1,773	130,315
Valero Energy Corp.	2,944	373,476
Williams Cos., Inc.	9,543	313,965
		2,142,334
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	1,817	450,816
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	16,693	1,201,061
Catalent, Inc.(a)(c)	1,402	63,104
Eli Lilly & Co.	6,186	2,263,086
Merck & Co., Inc.	19,891	2,206,907
Organon & Co.	2,000	55,860
Pfizer, Inc.	44,035	2,256,354
Viatris, Inc.	9,462	105,312
Zoetis, Inc., Class A	3,651	535,054
		8,686,738
Professional Services — 0.3%
CoStar Group, Inc.(a)	3,186	246,214
Equifax, Inc.	956	185,808
Robert Half International, Inc.	841	62,091
Verisk Analytics, Inc.	1,222	215,586
		709,699

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	2,477	$ 190,630
Road & Rail — 1.0%
CSX Corp.	16,476	510,426
JB Hunt Transport Services, Inc.	655	114,206
Norfolk Southern Corp.	1,816	447,499
Old Dominion Freight Line, Inc.	719	204,038
Union Pacific Corp.	4,819	997,870
		2,274,039
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(a)	12,664	820,247
Analog Devices, Inc.	4,032	661,369
Applied Materials, Inc.	6,742	656,536
Broadcom, Inc.	3,177	1,776,356
Enphase Energy, Inc.(a)	1,066	282,447
Intel Corp.	32,342	854,799
KLA Corp.	1,112	419,257
Lam Research Corp.	1,071	450,141
Microchip Technology, Inc.	4,322	303,621
Micron Technology, Inc.	8,519	425,780
Monolithic Power Systems, Inc.	347	122,703
NVIDIA Corp.	19,533	2,854,553
NXP Semiconductors NV	2,031	320,959
ON Semiconductor Corp.(a)	3,401	212,120
Qorvo, Inc.(a)	809	73,328
QUALCOMM, Inc.	8,785	965,823
Skyworks Solutions, Inc.	1,257	114,550
SolarEdge Technologies, Inc.(a)	435	123,222
Teradyne, Inc.	1,231	107,528
Texas Instruments, Inc.	7,125	1,177,193
		12,722,532
Software — 9.4%
Adobe, Inc.(a)	3,650	1,228,335
ANSYS, Inc.(a)	680	164,281
Autodesk, Inc.(a)	1,697	317,118
Cadence Design Systems, Inc.(a)	2,151	345,537
Ceridian HCM Holding, Inc.(a)	1,203	77,172
Fortinet, Inc.(a)	5,080	248,361
Gen Digital, Inc.	4,605	98,685
Intuit, Inc.	2,212	860,955
Microsoft Corp.	58,479	14,024,434
Oracle Corp.	12,045	984,558
Paycom Software, Inc.(a)	376	116,677
PTC, Inc.(a)	821	98,553
Roper Technologies, Inc.	831	359,067
Salesforce, Inc.(a)	7,855	1,041,494
ServiceNow, Inc.(a)	1,584	615,020
Synopsys, Inc.(a)	1,201	383,467
Tyler Technologies, Inc.(a)	325	104,783
		21,068,497
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	480	70,574
AutoZone, Inc.(a)	149	367,461
Bath & Body Works, Inc.	1,788	75,346
Best Buy Co., Inc.	1,580	126,732
CarMax, Inc.(a)(c)	1,252	76,234
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	8,031	$ 2,536,672
Lowe’s Cos., Inc.	4,864	969,103
O’Reilly Automotive, Inc.(a)	490	413,575
Ross Stores, Inc.	2,729	316,755
TJX Cos., Inc.	9,099	724,280
Tractor Supply Co.	867	195,049
Ulta Beauty, Inc.(a)	407	190,912
		6,062,693
Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	117,311	15,242,218
Hewlett Packard Enterprise Co.	10,160	162,154
HP, Inc.	6,937	186,397
NetApp, Inc.	1,717	103,123
Seagate Technology Holdings PLC	1,534	80,704
Western Digital Corp.(a)	2,447	77,203
		15,851,799
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	9,885	1,156,644
Ralph Lauren Corp., Class A	329	34,765
Tapestry, Inc.	1,888	71,895
VF Corp.	2,585	71,372
		1,334,676
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,497	212,798
United Rentals, Inc.(a)	541	192,282
		405,080
Water Utilities — 0.1%
American Water Works Co., Inc.	1,426	217,351
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	4,681	655,340
Total Long-Term Investments — 99.8% (Cost: $274,471,494)		222,716,121
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(b)(d)(e)	519,218	519,374
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)(d)	292,611	292,611
Total Short-Term Securities — 0.3% (Cost: $811,894)		811,985
Total Investments — 100.1% (Cost: $275,283,388)		223,528,106
Liabilities in Excess of Other Assets — (0.1)%		(323,199)
Net Assets — 100.0%		$ 223,204,907
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,354	$ 505,626(a)	$ —	$ 1,301	$ 93	$ 519,374	519,218	$ 1,332(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	—	(27,389)(a)	—	—	292,611	292,611	6,108	—
BlackRock, Inc.	719,848	214,294	(58,758)	1,840	(39,623)	837,601	1,182	15,782	—
				$ 3,141	$ (39,530)	$ 1,649,586		$ 23,222	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	22	03/17/23	$ 425	$ (9,712)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 222,716,121	$ —	$ —	$ 222,716,121
Short-Term Securities
Money Market Funds	811,985	—	—	811,985
	$ 223,528,106	$ —	$ —	$ 223,528,106
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (9,712)	$ —	$ —	$ (9,712)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s